UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07354

Name of Fund: BlackRock Investment Quality Municipal Trust, Inc. (BKN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Investment Quality Municipal Trust, Inc., 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2010

Date of reporting period: 07/31/2009

Item 1 – Schedule of Investments

BlackRock Investment Quality Municipal Trust
Schedule of Investments July 31, 2009 (Unaudited)			(Percentages shown are based on Net Assets)
				Par
State	Municipal Bonds			(000)	Value
Arizona - 5.7%	City of Goodyear Arizona, GO (FSA), 4.25%, 7/01/36			$ 2,125	$ 1,859,247
	Glendale Municipal Property Corp., Arizona, RB, Series A
	(FSA), 4.50%, 7/01/32			1,150	1,079,505
	Mohave County Unified School District No. 20 Kingman, GO,
	School Improvement, Project 2006, Series C (AGC), 5.00%,
	7/01/26			1,800	1,875,672
	Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/32			1,035	814,442
	Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37			4,585	3,488,360
	San Luis Facility Development Corp., RB, Senior Lien
	Project, Regional Detention Center, 6.25%, 5/01/15			490	442,646
	San Luis Facility Development Corp., RB, Senior Lien
	Project, Regional Detention Center, 7.00%, 5/01/20			490	437,193
	San Luis Facility Development Corp., RB, Senior Lien
	Project, Regional Detention Center, 7.25%, 5/01/27			980	846,975
	University Medical Center Corp., Arizona, RB, 6.50%, 7/01/39			750	754,298
					11,598,338
California - 23.6%	California County Tobacco Securitization Agency, RB, CAB,
	Stanislaus, Sub-Series C, 6.30%, 6/01/55 (a)			7,090	63,172
	California State Department of Veterans Affairs, California,
	RB, Series B, AMT, 5.25%, 12/01/37			5,000	4,031,200
	Carlsbad Unified School District, GO, Election, Series B,
	6.09%, 5/01/34 (b)			1,500	844,035
	County of Sacramento California, RB, Senior, Series A (FSA),
	5.00%, 7/01/41			2,000	1,844,640
	Dinuba Unified School District, GO, Election of 2006 (FSA),
	5.63%, 8/01/31			250	257,025
	Dinuba Unified School District, GO, Election of 2006 (FSA),
	5.75%, 8/01/33			535	548,493
	Foothill Eastern Transportation Corridor Agency, California,
	Refunding RB, 5.75%, 1/15/40			3,495	2,708,695
	Foothill Eastern Transportation Corridor Agency, California,
	Refunding, RB, CAB, 5.88%, 7/15/28 (b)			7,000	5,750,850
	Golden State Tobacco Securitization Corp., California, RB,
	Asset Backed, Senior, Series A-1, 5.13%, 6/01/47			805	433,452
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.
AGC	Assured Guaranty Corp.	GNMA	Government National Mortgage Association
AMBAC	American Municipal Bond Assurance Corp.	GO	General Obligation Bonds
AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency
CAB	Capital Appreciation Bonds	IDA	Industrial Development Authority
CIFG	CDC IXIS Financial Guarantee	MBIA	Municipal Bond Investors Assurance (National
COP	Certificates of Participation		Public Finance Guaranty Corp.)
EDA	Economic Development Authority	PILOT	Payment in Lieu of Taxes
FGIC	Financial Guaranty Insurance Co.	RB	Revenue Bonds
FSA	Financial Security Assurance Inc.	TAN	Tax Anticipation Notes
1

BlackRock Investment Quality Municipal Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Los Altos School District, California, GO, CAB, Election of
	1998, Series B (MBIA), 5.93%, 8/01/13 (a)(c)	$ 10,945	$ 5,444,590
	San Diego Community College District, California, GO, CAB,
	Election of 2002, 6.11%, 8/01/19 (b)	4,200	2,325,456
	State of California, GO, 5.00%, 2/01/32	5,340	4,978,215
	State of California, GO, Various Purpose, 5.75%, 4/01/31	3,000	3,075,750
	State of California, GO, Various Purpose, 5.00%, 6/01/32	4,545	4,234,440
	State of California, GO, Various Purpose, 6.50%, 4/01/33	2,900	3,135,248
	State of California, GO, Various Purpose (CIFG), 5.00%,
	3/01/33	5,000	4,652,950
	University of California, RB, Limited Project, Series B,
	4.75%, 5/15/38	4,185	3,928,878
			48,257,089
Colorado - 1.3%	City of Colorado Springs Colorado, RB, Subordinate Lien,
	Improvement, Series C (FSA), 5.00%, 11/15/45	1,030	1,003,014
	Colorado Health Facilities Authority, RB, Series B (FSA),
	5.25%, 3/01/36	1,750	1,715,507
			2,718,521
Connecticut - 0.8%	Mashantucket Western Pequot Tribe, RB, Sub-Series A,
	5.50%, 9/01/28 (d)	3,000	1,594,260
District of Columbia - 2.1%	District of Columbia Tobacco Settlement Financing Corp.,
	RB, Asset Backed Bonds, 6.50%, 5/15/33	4,960	4,196,160
Florida - 12.9%	County of Miami-Dade Florida, RB, CAB, Sub-Series A (MBIA),
	5.20%, 10/01/32 (a)	4,225	833,592
	County of Miami-Dade Florida, RB, CAB, Sub-Series A (MBIA),
	5.21%, 10/01/33 (a)	4,000	731,880
	County of Miami-Dade Florida, RB, CAB, Sub-Series A (MBIA),
	5.21%, 10/01/34 (a)	4,580	779,241
	County of Miami-Dade Florida, RB, CAB, Sub-Series A (MBIA),
	5.22%, 10/01/35 (a)	5,000	793,450
	County of Miami-Dade Florida, RB, CAB, Sub-Series A (MBIA),
	5.23%, 10/01/36 (a)	10,000	1,484,600
	County of Miami-Dade Florida, RB, CAB, Sub-Series A (MBIA),
	5.24%, 10/01/37 (a)	10,000	1,340,600
	County of Orange Florida, Refunding RB (Syncora), 4.75%,
	10/01/32	5,000	4,536,150
	Fishhawk Community Development District II, TAN, Series A,
	6.13%, 5/01/34	1,990	1,588,080
	Hillsborough County IDA, RB, National Gypsum, Series A,
	AMT, 7.13%, 4/01/30	3,700	2,074,479
	Miami Beach Health Facilities Authority, Refunding RB,
	Mount Sinai Medical Center Florida, 6.75%, 11/15/21	3,770	3,183,388
	Sumter Landing Community Development District, Florida,
	RB, Sub-Series Series B, 5.70%, 10/01/38	3,685	2,361,201
	Village Community Development District No. 6, Special
	Assessment, 5.63%, 5/01/22	7,370	6,603,815
			26,310,476
2

BlackRock Investment Quality Municipal Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Georgia - 1.6%	City of Atlanta Georgia, RB (FSA), 5.00%, 11/01/34	$ 1,500	$ 1,482,915
	Milledgeville & Baldwin County Development Authority, RB,
	Georgia College & State University Foundation, 6.00%,
	9/01/14 (c)	1,500	1,822,725
			3,305,640
Hawaii - 1.2%	Hawaii State Department of Budget & Finance, RB,
	Refunding, Hawaiian Electric Co. Inc., Series D (AMBAC),
	AMT, 6.15%, 1/01/20	2,500	2,504,600
Idaho - 1.7%	Idaho Health Facilities Authority, RB, Trinity Health Group,
	Series B, 6.25%, 12/01/33	2,500	2,638,950
	Idaho Housing & Finance Association, RB, Grant & Revenue
	Anticipation, Federal Highway Trust, Series A, 5.00%,
	7/15/27	900	921,249
			3,560,199
Illinois - 8.2%	CenterPoint Intermodal Center Program Trust, TAN, 144A,
	8.00%, 6/15/23 (d)	1,920	998,976
	Chicago Public Building Commission Building, Illinois, RB,
	Series A (MBIA), 7.00%, 1/01/20 (e)	5,000	6,464,350
	Illinois Finance Authority, RB, Friendship Village
	Schaumburg, Series A, 5.63%, 2/15/37	690	460,161
	Illinois Finance Authority, RB, Illinois Rush University
	Medical Center, Series C, 6.63%, 11/01/39	1,200	1,204,536
	Illinois Finance Authority, RB, MJH Education Assistance IV,
	Sub-Series B, 5.38%, 6/01/35 (f)(g)	700	68,775
	Illinois Finance Authority, RB, Monarch Landing Inc.
	Facilities, Series A, 7.00%, 12/01/37	1,156	653,765
	Illinois Finance Authority, RB, Northwestern Memorial
	Hospital, Series A, 5.50%, 8/15/14 (c)	5,800	6,789,654
			16,640,217
Iowa - 1.8%	Iowa Finance Authority, RB, Series A, Remarketed (AGC),
	5.63%, 8/15/37	3,600	3,582,288
Kentucky - 3.9%	Kentucky Economic Development Finance Authority,
	Kentucky, RB, Louisville Arena, Sub-Series A-1 (AGC), 6.00%,
	12/01/38	700	719,236
	Kentucky Economic Development Finance Authority, Kentucky, RB,
	Norton Healthcare Inc., Series B (MBIA), 6.19%, 10/01/23 (a)	13,500	5,015,385
	Louisville, Jefferson County Metropolitan Government, RB, Jewish
	Hospital Saint Mary's Healthcare, 6.13%, 2/01/37	2,250	2,242,575
			7,977,196
Maryland - 1.6%	Maryland Community Development Administration, RB,
	Residential, Series A, AMT, 4.80%, 9/01/42	3,000	2,599,170
	Maryland Health & Higher Educational Facilities Authority,
	RB, FHA Insured Mortgage, Western Maryland Health, Series
	A (MBIA), 4.75%, 7/01/36	750	656,227
			3,255,397
Michigan - 3.1%	Michigan State Building Authority, Refunding RB, Facilities
	Program, Series I, 6.25%, 10/15/38	1,876	2,006,081
3

BlackRock Investment Quality Municipal Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Michigan State Hospital Finance Authority, Michigan, RB,
	Refunding, Henry Ford Health System, Series A, 5.25%,
	11/15/46	$ 1,670	$ 1,268,849
	Royal Oak Hospital Finance Authority, Michigan, RB, William
	Beaumont Hospital, 8.25%, 9/01/39	2,750	3,102,193
			6,377,123
Minnesota - 1.9%	City of Minneapolis Minnesota, RB, Fairview Health Services,
	Series B (AGC), 6.50%, 11/15/38	3,500	3,812,655
Mississippi - 3.9%	Mississippi Development Bank Special Obligation, RB,
	Jackson County Limited Tax Note (AGC), 5.50%, 7/01/32	2,655	2,685,214
	Mississippi Development Bank SO, RB, Jones Co. Junior
	College (AGC), 5.13%, 3/01/39	1,500	1,513,725
	University of Southern Mississippi, RB, Campus Facilities
	Improvement Project, 5.38%, 9/01/36	3,750	3,857,138
			8,056,077
Missouri - 3.2%	Missouri Housing Development Commission, RB,
	Homeownership Loan Program, Series B-1 (GNMA), AMT,
	5.05%, 3/01/38	4,376	4,378,150
	Missouri Joint Municipal Electric Utility Commission, RB,
	Plum Point Project (MBIA), 4.60%, 1/01/36	2,820	2,122,445
			6,500,595
Multi-State - 4.8%	Charter Mac Equity Issuer Trust, 7.60%, 11/30/50 (d)(h)	7,000	7,300,300
	MuniMae TE Bond Subsidiary LLC, 7.75%, 6/30/50 (d)(h)	4,000	2,599,080
			9,899,380
Nebraska - 1.3%	Omaha Public Power District, RB, System, Series A, 4.75%,
	2/01/44	2,765	2,583,201
Nevada - 0.9%	County of Clark Nevada, Refunding RB, Alexander Dawson
	School, Nevada Project, 5.00%, 5/15/29	2,065	1,936,516
New Jersey - 6.7%	Middlesex County Improvement Authority, RB, Sub, Heldrich
	Center Hotel, Series B, 6.25%, 1/01/37	1,510	769,889
	New Jersey EDA, RB, Cigarette Tax, 5.75%, 6/15/29	7,000	5,823,300
	New Jersey EDA, RB, Motor Vehicle Surcharge Revenue,
	Series A (MBIA), 5.00%, 7/01/27	1,150	1,147,251
	New Jersey Educational Facilities Authority, Refunding RB,
	University Medical & Dentistry, Series B, 7.13%, 12/01/23	950	1,006,686
	New Jersey Educational Facilities Authority, Refunding RB,
	University Medical & Dentistry, Series B, 7.50%, 12/01/32	1,225	1,294,592
	New Jersey Health Care Facilities Financing Authority, RB,
	Virtua Health (AGC), 5.50%, 7/01/38	2,250	2,246,647
	New Jersey State Housing & Mortgage Finance Agency, RB,
	Series AA, 6.50%, 10/01/38	1,250	1,329,687
			13,618,052
New York - 13.4%	Albany Industrial Development Agency, RB, New Covenant
	Charter School Project, Series A, 7.00%, 5/01/35	726	451,979
	City of New York New York, GO, Sub-Series J-1, 4.50%,
	5/15/30	1,500	1,425,585
4

BlackRock Investment Quality Municipal Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Hudson Yards Infrastructure Corp., RB, Series A (FGIC),
	5.00%, 2/15/47	$ 1,400	$ 1,195,838
	Long Island Power Authority, RB, General, Series C (CIFG),
	5.25%, 9/01/29	2,000	2,044,940
	Long Island Power Authority, RB, Series A, 6.25%, 4/01/33	480	530,942
	Long Island Power Authority, RB, Series A, 5.75%, 4/01/39	2,475	2,575,856
	Metropolitan Transportation Authority, RB, Series B, 5.00%,
	11/15/34	1,200	1,177,608
	Metropolitan Transportation Authority, Refunding RB,
	Insured, Series A (MBIA), 5.00%, 11/15/25	750	755,137
	New York City Industrial Development Agency, RB, American
	Airlines, JFK International Airport, AMT, 7.63%, 8/01/25	2,600	2,043,080
	New York City Industrial Development Agency, RB, Queens
	Baseball Stadium, PILOT (AGC), 6.50%, 1/01/46	1,100	1,196,811
	New York City Transitional Finance Authority, RB, Fiscal
	2007, Series S-1 (MBIA), 5.00%, 7/15/24	2,000	2,030,920
	New York Liberty Development Corp., RB, Goldman Sachs
	Headquarters, 5.25%, 10/01/35	2,000	1,880,280
	New York State Dormitory Authority, RB, 5.83%, 7/01/39 (b)	1,825	1,363,841
	New York State Dormitory Authority, RB, Rochester Institute
	Technology, Series A, 6.00%, 7/01/33	1,625	1,704,918
	New York State Dormitory Authority, RB, University Rochester
	Deferred Income, Series (MBIA), 7.22%, 7/01/10 (b)(c)	1,865	1,867,182
	New York State Dormitory Authority, RB, University Rochester
	Deferred Income, Series (MBIA), 7.27%, 7/01/10 (b)(c)	2,030	2,032,375
	New York State Dormitory Authority, RB, University
	Rochester, Series A, 5.13%, 7/01/39	550	542,927
	New York State Dormitory Authority, RB, Yeshiva University,
	5.00%, 9/01/38	500	490,210
	Port Authority of New York & New Jersey, RB, Consolidated, One
	Hundred Fifty, Second, AMT, 5.75%, 11/01/30	1,000	1,033,420
	State of New York, GO, Series A, 5.00%, 2/15/39	950	960,764
			27,304,613
North Carolina - 2.1%	Gaston County Industrial Facilities & Pollution Control Financing
	Authority, North Carolina, RB, Exempt Facilities, National Gypsum
	Co. Project, AMT, 5.75%, 8/01/35	2,425	1,359,625
	North Carolina Medical Care Commission, North Carolina,
	RB, University Health System, Series D, 6.25%, 12/01/33	1,750	1,859,095
	North Carolina Medical Care Commission, North Carolina,
	RB, WakeMed, Series A (AGC), 5.88%, 10/01/38	1,000	1,028,790
			4,247,510
Ohio - 4.6%	County of Cuyahoga Ohio, Refunding RB, Series A, 6.00%,
	1/01/20	3,485	3,716,996
	County of Cuyahoga Ohio, Refunding RB, Series A, 6.00%,
	1/01/21	5,000	5,308,750
5

BlackRock Investment Quality Municipal Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Ohio Air Quality Development Authority, Refunding RB,
	Pollution, Dayton, Series B (FGIC), 4.80%, 1/01/34	$ 400	$ 401,948
			9,427,694
Oklahoma - 1.2%	Tulsa Municipal Airport Trust Trustees, Oklahoma, Refunding RB,
	Series A Remarketed, AMT, 7.75%, 6/01/35	2,900	2,380,610
Oregon - 1.1%	Oregon Health & Science University, RB, Series A, 5.75%,
	7/01/39	2,250	2,251,553
Pennsylvania - 5.8%	Delaware River Port Authority, RB, Port District Project,
	Series B (FSA), 5.70%, 1/01/22	2,000	2,006,500
	McKeesport Area School District, GO, CAB (FGIC), 5.53%,
	10/01/31 (a)(e)	870	289,249
	McKeesport Area School District, GO, CAB (FGIC), 5.53%,
	10/01/31 (a)	2,435	600,666
	Pennsylvania Economic Development Financing Authority,
	RB, Amtrak Project, Series A, AMT, 6.25%, 11/01/31	2,000	1,784,040
	Pennsylvania Economic Development Financing Authority,
	RB, Amtrak Project, Series A, AMT, 6.38%, 11/01/41	3,100	2,752,583
	Pennsylvania Economic Development Financing Authority, RB,
	Reliant Energy, Series A-12-22-04, AMT, 6.75%, 12/01/36	4,645	4,311,768
			11,744,806
Puerto Rico - 4.1%	Puerto Rico Electric Power Authority, Refunding RB, Series
	UU (FSA), 5.00%, 7/01/23	2,900	2,948,227
	Puerto Rico HFA, RB, Sub, Capital Fund Modernization,
	5.13%, 12/01/27	2,500	2,502,750
	Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series
	A, 5.75%, 8/01/37	3,000	2,967,060
			8,418,037
Rhode Island - 2.4%	Rhode Island Health & Educational Building Corp., RB,
	Balance, Hospital, Lifespan (MBIA), 5.50%, 5/15/16	200	200,058
	Rhode Island Health & Educational Building Corp., RB,
	Hospital Financing, Lifespan Obligation, Series A (AGC),
	7.00%, 5/15/39	3,000	3,311,430
	Rhode Island State & Providence Plantations, COP, Series C,
	School For The Deaf (AGC), 5.38%, 4/01/28	1,330	1,323,696
			4,835,184
South Carolina - 5.5%	South Carolina Jobs-EDA, RB, Palmetto Health, C, 6.88%,
	8/01/13 (c)	4,000	4,674,348
	South Carolina Jobs-EDA, Refunding RB, Palmetto Health
	Alliance, Series A, 6.25%, 8/01/31	2,185	2,037,097
	South Carolina State Housing Finance & Development
	Authority, South Carolina, RB, Series A-2 (AMBAC), AMT,
	5.15%, 7/01/37	4,975	4,607,746
			11,319,191
Tennessee - 3.4%	Memphis-Shelby County Airport Authority, RB, Series D
	(AMBAC), AMT, 6.00%, 3/01/24	4,865	4,884,314
	Memphis-Shelby County Sports Authority Inc., Refunding RB,
	Memphis Arena Project, Series A, 5.25%, 11/01/27	1,135	1,121,777
6

BlackRock Investment Quality Municipal Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Memphis-Shelby County Sports Authority Inc., Refunding RB,
	Memphis Arena Project, Series A, 5.38%, 11/01/28	$ 1,000	$ 995,760
			7,001,851
Texas - 12.7%	City of Grapevine Texas, GO, Certificates Obligation (FGIC),
	5.88%, 8/15/10 (c)	6,000	6,336,420
	Harris County Health Facilities Development Corp.,
	Refunding RB, Memorial Hermann Healthcare System, Series
	B, 7.13%, 12/01/31	1,000	1,079,400
	Harris County Health Facilities Development Corp.,
	Refunding RB, Memorial Hermann Healthcare System, Series
	B, 7.25%, 12/01/35	2,650	2,862,185
	Harris County-Houston Sports Authority, Refunding RB, CAB,
	Senior Lien, Series A (MBIA), 6.17%, 11/15/38 (a)	5,000	527,200
	Lower Colorado River Authority, RB, Refunding &
	Improvement (MBIA), 5.00%, 5/15/13 (c)	20	22,656
	Lower Colorado River Authority, Refunding RB (AMBAC),
	4.75%, 5/15/36	3,595	3,219,071
	Lower Colorado River Authority, Refunding RB, Series A
	(MBIA), 5.00%, 5/15/13 (c)	5	5,664
	Matagorda County Navigation District No. 1, Texas,
	Refunding RB, Central Power & Light Co. Project, Series A,
	Remarketed, 6.30%, 11/01/29	2,200	2,282,060
	SA Energy Acquisition Public Facility Corp., RB, Gas Supply
	Revenue, 5.50%, 8/01/24	2,550	2,372,597
	State of Texas, GO, Refunding, Water Financial Assistance,
	5.75%, 8/01/22	1,000	1,030,700
	Texas State Turnpike Authority, RB, CAB (AMBAC), 6.05%,
	8/15/31 (a)	15,000	3,421,350
	Texas State Turnpike Authority, RB, First Tier, Series A
	(AMBAC), 5.00%, 8/15/42	3,325	2,765,768
			25,925,071
Virginia - 0.8%	Tobacco Settlement Financing Corp., Virginia, RB, Senior,
	Series B-1, 5.00%, 6/01/47	2,900	1,575,541
Washington - 1.2%	County of King Washington, Refunding RB (FSA) 5.00%,
	1/01/36	200	199,700
	Washington Health Care Facilities Authority, Washington, RB,
	Multicare Health System, Series B (AGC), 6.00%, 8/15/39	2,100	2,149,854
			2,349,554
Wisconsin - 1.5%	Wisconsin Health & Educational Facilities Authority, RB,
	Aurora Health Care, 6.40%, 4/15/33	3,220	3,090,910
Wyoming - 0.9%	Wyoming Community Development Authority, Wyoming, RB,
	Series 3, AMT, 4.75%, 12/01/37	2,145	1,857,377
	Total Municipal Bonds - 152.9%		312,013,482
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (i)
Colorado - 2.5%	Colorado Health Facilities Authority, RB, Catholic Health,
	Series C7 (FSA), 5.00%, 9/01/36	5,250	5,120,482
7

	BlackRock Investment Quality Municipal Trust
	Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Municipal Bonds Transferred to	Par
State	Tender Option Bond Trusts (i)	(000)	Value
Illinois - 1.6%	Chicago Housing Authority, Illinois, Refunding RB (FSA),
	5.00%, 7/01/24	$ 3,194	$ 3,238,359
Massachusetts - 1.4%	Massachusetts Water Resources Authority, Refunding RB,
	Series A, 5.00%, 8/01/41	3,070	2,988,768
Ohio - 2.1%	County of Montgomery, Ohio, RB, Catholic Health, Series C1
	(FSA), 5.00%, 10/01/41	1,740	1,619,192
	Ohio State Higher Educational Facility Commission, Refunding RB,
	Hospital, Cleveland Clinic, Series A,
	5.25%, 1/01/33	2,600	2,608,658
			4,227,850
New York - 2.4%	New York City Municipal Water Finance Authority, RB, Fiscal
	2009, Series A, 5.75%, 6/15/40	690	739,010
	New York City Municipal Water Finance Authority, RB, Series
	FF-2, 5.50%, 6/15/40	809	850,964
	New York State Dormitory Authority, RB, New York
	University, Series A, 5.00%, 7/01/38	3,359	3,343,620
			4,933,594
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 10.0%		20,509,053
	Total Long-Term Investments (Cost - $356,116,940) - 162.9%		332,522,535
	Short-Term Securities	Shares
	FFI Institutional Tax-Exempt Fund, 0.42% (j)(k)	8,400,000	8,400,000
	Total Short-Term Securities (Cost - $8,400,000) - 4.1%		8,400,000
	Total Investments (Cost - $364,516,940*) - 167.0%		340,922,535
	Other Assets Less Liabilities - 0.2%		340,925
	Liability for Trust Certificates, Including Interest
	Expense and Fees Payable - (5.5)%		(11,144,670)
	Preferred Shares, at Redemption Value - (61.7)%		(125,971,529)
	Net Assets Applicable to Common Shares - 100.0%		$ 204,147,261
* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal
	income tax purposes, were as follows:
Aggregate cost		$ 353,079,011
	Gross unrealized appreciation	$ 11,102,024
	Gross unrealized depreciation	(34,395,901)
	Net unrealized depreciation	$ (23,293,877)
(a) Represents a zero-coupon bond. Rate shown reflects the effective yield as of report date.
(b) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the effective yield as of report date.
(c) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full
	at the date indicated, typically at a premium to par.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e) Security is collateralized by Municipal or US Treasury Obligations.
	(f) Non-income producing security.
(g) Issuer filed for bankruptcy and/or is in default of interest payments.
8

BlackRock Investment Quality Municipal Trust
Schedule of Investments July 31, 2009 (Unaudited)
(h) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to mandatory redemption at maturity.
(i) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(j) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3)			of the Investment
Company Act of 1940, were as follows:
	Net
Affiliate	Activity	Income
FFI Institutional Tax-Exempt Fund	(3,000,000)	$ 485
(k) Represents the current yield as of report date.
9

BlackRock Investment Quality Municipal Trust
Schedule of Investments July 31, 2009 (Unaudited)
•	Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements"
clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
	•	Level 1 - price quotations in active markets/exchanges for identical securities
	•	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
	•	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Trust's investments:
	Valuation	Investments in
	Inputs	Securities
Assets
	Level 1 - Short-Term Securities	$ 8,400,000
	Level 2 - Long-Term Investments[1]	332,522,535
	Level 3	-
	Total	$ 340,922,535
[1] See above Schedule of Investments for values in each state or political classification.
10

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Investment Quality Municipal Trust, Inc.

By: /s/Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Investment Quality Municipal Trust, Inc.

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: September 22, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Investment Quality Municipal Trust, Inc.

Date: September 22, 2009